Michael W. Stockton Secretary The Income Fund of America (213) 486 9200 mws@capgroup.com

October 5, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Income Fund of America

File Nos. 811-01880 and 002-33371

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on September 29, 2017 of Registrant's Post-Effective Amendment No. 91 under the Securities Act of 1933 and Amendment No. 72 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON